LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long Term Deposits [Line Items]
Bank deposits (see also Note 11A)	$ 1,072		$ 621
Bank Time Deposits [Member]
Long Term Deposits [Line Items]
Bank deposits (see also Note 11A)	$ 1,072	[1]	$ 621	[1]

[1]	The bank deposits bear interest at an average annual rate of 2.1% and 1.3% for 2013 and 2012, respectively.